Cover	Mar. 26, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2020
Entity File Number	001-33625
Entity Registrant Name	VIRTUSA CORPORATION
Entity Central Index Key	0001207074
Entity Tax Identification Number	04-3512883
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	132 Turnpike Rd
Entity Address, City or Town	Southborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01772
City Area Code	508
Local Phone Number	389-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	VRTU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false